Fair Value Measurements (Fair Value for Level 3 Liabilities) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 81,415	$ 94,308	$ 94,308	$ 71,736
Contingent consideration recorded at acquisition date	6,000	5,000	6,642	31,616
Payment of contingent consideration recorded at acquisition date	(1,319)	(3,571)	(16,911)	(12,934)
Payment of contingent consideration recorded in earnings			(2,982)	(520)
Adjustments to contingent consideration	(637)	(52)	(1,030)	2,954	$ 18,418
Interest accretion expense	363	353	1,417	1,470
Foreign currency translation adjustment			(29)	(14)
Ending balance	$ 85,822	$ 96,038	$ 81,415	$ 94,308	$ 71,736
Payment of contingent consideration recorded in earnings, location			Impairments and other operating items